Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Euroholdings Ltd., referred to herein as “Euroholdings”, was formed by Euroseas Ltd. (or “Euroseas” or “Parent Company” or “Parent”) on March 20, 2024 under the laws of the Republic of the Marshall Islands to serve as the holding company of three subsidiaries (the “Subsidiaries”) contributed by Euroseas to Euroholdings on January 8, 2025 in connection with the spin-off of Euroseas’ vintage vessels (older than twenty-five years) (the “Spin-Off”). Euroseas contributed these Subsidiaries to Euroholdings, in exchange for common shares in Euroholdings, which Euroseas distributed on March 17, 2025 (the “Distribution Date”) to Euroseas shareholders of record as of March 7, 2025 (the “Record Date”), on a pro rata basis. Euroseas shareholders received one share of common stock of Euroholdings for every two and a half shares of common stock of Euroseas they owned as of the Record Date. On March 18, 2025, the common shares of Euroholdings Ltd. began trading on Nasdaq Capital Market under the symbol “EHLD”.

The accompanying predecessor combined carve-out financial statements include the accounts of the Subsidiaries for all periods presented, as well as certain adjustments to reflect intercompany expense allocations made to the Subsidiaries by Euroseas of certain of its general and administrative expenses (Note 6) (collectively referred to herein as “Euroholdings Ltd. Predecessor”, the “Predecessor” or “the Company”). The Subsidiaries have historically operated as part of Parent Company and not as a standalone company. These combined carve-out financial statements are derived from the Parent Company’s consolidated financial statements and accounting records using the historical carrying costs of the assets and the liabilities of the wholly owned Subsidiaries listed below for the periods presented on a carve-out basis.

The operations of the Company’s vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note 7).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc. and Family United Navigation Co., which, in turn, collectively own 57.3% of Euroseas shares as of December 31, 2024.

The Company is engaged in the ocean transportation of containers through ownership and operation of container carrier ship-owning companies. Details of the Company’s wholly owned Subsidiaries are set out below:

•	Joanna Maritime Ltd., incorporated in the Republic of Liberia on June 10, 2013, owner of the Liberian flag 22,301 DWT / 1,732 TEU container carrier M/V “Joanna”, which was built in 1999 and acquired on July 4, 2013.

•	Jonathan John Shipping Ltd., incorporated in the Republic of the Marshall Islands on August 19, 2016, owner of the Panamanian flag 18,581 DWT / 1,439 TEU container carrier M/V “Aegean Express”, which was built in 1997 and acquired on September 29, 2016.

•	Diamantis Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 30,360 DWT / 2,008 TEU container carrier M/V “Diamantis P”, which was built in 1998 and acquired on August 2, 2019. The vessel was sold on January 15, 2025 (see Note 15).

1.  Basis of Presentation and General Information – continued

During the years ended December 31, 2022, 2023 and 2024, the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2022	2023	2024
Zim Integrated Shipping Services Ltd	39%	53%	57%
Samudera Shipping Line Limited, Singapore	-	-	21%
CMA CGM, Marseille	24%	29%	17%
Summit Shipping Line Pte. Ltd., Singapore	-	17%	-
New Golden Sea Shipping Pte. Ltd.	19%	-	-
Continental Shipping Line, Singapore	17%	-	-

Subsidiary [Member]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Euroholdings Ltd., (the ‘‘Company”, or “Euroholdings”), was incorporated by Euroseas Ltd. (“Euroseas” or “ESEA” or “Parent”), as a wholly-owned subsidiary, on March 20, 2024 (“date of inception”) under the laws of the Republic of the Marshall Islands, having an authorized share capital of 500 shares, par value $0.01 per share, issued to ESEA. The Company was formed to serve as the holding company of the following three vessel-owning subsidiaries (the “Subsidiaries”, or “Euroholdings Ltd. Predecessor”) to be contributed by Euroseas to Euroholdings in connection with the spin-off of Euroseas’ vintage vessels (the “Spin-off”):

•	Joanna Maritime Ltd., incorporated in the Republic of Liberia on June 10, 2013, owner of the Liberian flag 22,301 DWT / 1,732 TEU container carrier M/V “Joanna”, which was built in 1999 and acquired on July 4, 2013.

•	Jonathan John Shipping Ltd., incorporated in the Republic of the Marshall Islands on August 19, 2016, owner of the Panamanian flag 18,581 DWT / 1,439 TEU container carrier M/V “Aegean Express”, which was built in 1997 and acquired on September 29, 2016.

•	Diamantis Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 30,360 DWT / 2,008 TEU container carrier M/V “Diamantis P”, which was built in 1998 and acquired on August 2, 2019. The vessel was sold on January 15, 2025.

Euroseas contributed these Subsidiaries to Euroholdings, in exchange for common shares in Euroholdings, which Euroseas distributed to holders of Euroseas common stock on a pro rata basis.

The Company, upon consummation of the Spin-off transaction will act as a global provider of shipping transportation services, specializing in the ownership of vessels. Each of the vessels to be contributed to the Company by ESEA will be owned through a separate wholly-owned subsidiary.

The accompanying balance sheet has been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP. A statement of comprehensive income, statement of cash flow and a statement of equity have been omitted as the expenses incurred by the Company through the balance sheet date are nominal and relate to expenses of $ 650 for incorporating the Company which were paid by the Parent.

The accompanying balance sheet has been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The movement in share capital is presented in Note 2.